SCHEDULE OF RECONCILIATION ON PRESENT VALUE OF DEFINED BENEFIT OBLIGATION AND PLAN ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Dec. 31, 2018
Postemployment Benefits [Abstract]
Present Value of DBO, at the Beginning of Year		$ 264,253
Current service cost	68,701	75,695
Interest cost on the DBO		16,188
Employee benefits are already noted for quit employees
Exchange rate impact		12,805
Present Value of DBO, (expected) at the End of Year	68,701	368,941
Actuarial gain on DBO		(4,179)
Present Value of DBO, (actual) at the End of Year	68,701	364,762
Fair Value of Plan Assets at the Beginning of Year		236,621
Interest income on Plan Assets		14,496
Company contribution to Plan Assets		105,052
Exchange rate impact		12,223
Fair Value of Plan Assets, (expected) at the End of Year		368,392
Actuarial gain or loss on Plan Assets		6,528
Fair Value of Plan Assets, (actual) at the End of Year		374,920
The effect of asset ceiling		(10,158)
Provision for post-employment benefits	$ 68,701		$ 68,701	$ 27,632